Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net profit (loss)	$ (190)	$ (252)	$ 42
Adjustments required to reconcile net profit to net cash provided by (used in) operating activities (Appendix A)	(38)	26	(6)
Net cash provided by (used in) continuing operating activities	(228)	(226)	36
Cash flows from financing activities:
Purchase of treasury stock	(2,153)
Net cash used in financing activities	(2,153)
Increase (Decrease) in cash and cash equivalents	(2,381)	(226)	36
Cash and cash equivalents at beginning of year	4,347	4,573	4,537
Cash and cash equivalents at end of year	1,966	4,347	4,573
Decrease (increase) in assets:
Other receivables and prepaid expenses	10	1	15
Inventories			176
Increase (decrease) in liabilities:
Trade accounts payable		(2)	(70)
Other payables and accrued expenses	(48)	27	(127)
Adjustments to reconcile net income to net cash provided by (used in) operating activities	$ (38)	$ 26	$ (6)